Receivables From Customers, Traders And Concession Holders	12 Months Ended
Dec. 31, 2025
Receivables From Customers, Traders And Concession Holders
Receivables From Customers, Traders And Concession Holders

14. RECEIVABLES FROM CUSTOMERS, TRADERS AND CONCESSION HOLDERS

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	Dec. 31, 2025	Dec. 31, 2024
Billed energy supply	1,712	735	502	1,172	4,121	3,734
Billed gas supply	91	25	265	-	381	395
Unbilled energy supply	1,201	-	-	-	1,201	1,288
Unbilled gas supply	20	-	-	-	20	25
Other concession holders – wholesale supply	37	50	1	-	88	100
Other concession holders – wholesale supply, unbilled	487	-	-	-	487	400
CCEE (Power Trading Chamber)	113	-	-	2	115	118
Concession Holders – power transport	38	29	19	75	161	213
Concession Holders – power transport, unbilled	480	-	-	-	480	428
(–) Expected credit losses	(123)	(24)	(118)	(682)	(947)	(851)
	4,056	815	669	567	6,107	5,850

Current assets					5,795	5,596
Non-current assets					312	254

The Company and its subsidiaries’ exposure to credit risk related to customers and traders is provided in Note 19.

The expected credit losses are considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	Dec. 31, 2025	Dec. 31, 2024
Residential	419	331
Industrial	159	171
Commercial, services and others	242	216
Rural	38	37
Public authorities	18	20
Public lighting	2	2
Public services	7	21
Charges for use of the network (TUSD)	62	53
	947	851

Changes in the expected credit losses are as follows:

Balance as of December 31, 2022	820
Additions, net (note 3.3c)	174
Disposals	(127)
Balance as of December 31, 2023	867
Additions, net (note 3.3c)	268
Changes to estimate assumptions	(93)
Disposals	(191)
Balance as of December 31, 2024	851
Additions, net (note 3.3c)	161
Disposals	(65)
Balance as of December 31, 2025	947

Accounting policy

Accounts receivable from customers, traders and concession holders are initially recognized at the sales value of the energy supplied or the value of the gas supplied and are measured at amortized cost. These receivables are stated with the amount of sales tax included, net of the taxes withheld by the payers, which are recognized as recoverable taxes.

The financial asset is recognized at the transaction price and the assets are subsequently measured at amortized cost, using the effective interest method, adjusted by impairment losses, when applicable. As required by IFRS 9, the financial asset carrying amount is analyzed and, when applicable, a loss allowance for expected credit losses is recognized.

In the transmission activity, the Permitted Annual Revenue (Receita Anual Permitida, or ‘RAP’) remunerates the investment in transmission lines, services of enhancement and improvement, and operation and maintenance. Revenues from the concession contracts are recognized as and when the corresponding performance obligations are satisfied, with a counterpart in Contractual assets.

The contractual asset is reclassified as a financial asset (Concession holders – power transport) only after satisfaction of the performance obligation to operate and maintain infrastructure, since after that point nothing more than the passage of time is necessary for the consideration to be received.

Estimations and judgments

Expected Credit Losses (ECL)

The adjustment for expected credit losses is recorded based on policies approved by Management.

For captive customers, CEMIG D adopts a simplified approach in its analysis, considering that the balances of its Accounts Receivable do not have significant financing components. The expected loss is estimated considering the average historical default rate over the total amount billed each month, based on 36 months of billing data for regular‑consumption customers and 18 months for irregular‑consumption customers, segregated by customers class and projected for the next 12 months considering the aging of invoices, including invoices still to be issued and unbilled amounts.

The expected credit losses for overdue accounts of customers who renegotiated their debt is measured based on the original invoice due date, with the new renegotiated terms not being considered. Expected credit losses are fully recognized for accounts overdue for more than 36 months.

A different rule is applied to receivables arising from irregular billing, due to their higher collection risk. The analysis is individualized: a level of solvency for the customers is calculated internally, and weighted in the measurement of the risk of loss.

For unbilled amounts, invoices not yet due, and/or invoices overdue by less than 12 months, expected credit loss provisions are measured based on potential default events or lifetime expected credit losses if the credit risk has increased significantly since initial recognition.

In the case of ECL estimation and the recognition of default for large customers, the assessment is judgmental (individualized analysis), mainly considering the history of the debt, existing collateral, and ongoing initiatives to recover the receivables.

For CEMIG GT and CEMIG Holding, the entire receivable balance is analyzed considering the historical behavior of the debt, ongoing negotiations, and real guarantees, with an individual assessment of debtors and of the initiatives underway for recovery. It is worth noting that no ECL is recorded for contracts executed with power traders, since energy delivery is conditioned on advance payment of the invoice or the provision of guarantees.

Gasmig also applies individualized analysis for estimating ECL for large customers, considering debt history, existing guarantees, and ongoing initiatives for credit recovery.